PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)

Voya Inflation
Protected Bond Plus Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES : 27.7%
Automobile Asset-Backed Securities : 0.9%
1,300,000
(1)
American Heritage Auto
Receivables Issuer
Trust 2025-1A B,
4.770%,
06/16/2031 $ 1,290,849
0.9
Other Asset-Backed Securities : 23.8%
550,000
(1)
Applebee's Funding
LLC / IHOP Funding
LLC 2025-1A A2,
6.720%,
06/07/2055 550,836
0.4
1,148,319
(1)
Aqua Finance Issuer
Trust 2025-A A,
5.250%,
12/19/2050 1,163,474
0.8
700,000
(1)(2)
CBAMR LLC 2021-15A
BR, 5.238%, (TSFR3M
+ 1.570%),
01/20/2038 698,161
0.5
500,000
(1)(2)
Cedar Funding VIII Clo
Ltd. 2017-8A CRR,
5.518%, (TSFR3M +
1.850%),
01/17/2038 497,672
0.3
1,100,000
(1)(2)
CIFC Funding Ltd.
2022-4A AR, 4.761%,
(TSFR3M + 1.090%),
07/16/2035 1,098,475
0.8
1,344,072
(1)
CLI Funding VIII LLC
2021-1A A, 1.640%,
02/18/2046 1,247,627
0.9
1,296,750
(1)
DB Master Finance LLC
2025-1A A2I, 4.891%,
08/20/2055 1,287,343
0.9
1,258,415
(1)
Domino's Pizza Master
Issuer LLC 2021-
1A A2II, 3.151%,
04/25/2051 1,144,552
0.8
1,000,000
(1)(2)
Elevation Clo Ltd.
2021-13A C1R,
5.672%, (TSFR3M +
2.000%),
07/15/2034 993,706
0.7
1,000,000
(1)(2)
Fort Greene Park CLO
LLC 2025-2A CR,
5.319%, (TSFR3M +
1.650%),
04/22/2034 995,871
0.7
900,000
(1)(2)
HPS Loan Management
Ltd. 2025-25A A,
5.098%, (TSFR3M +
1.430%),
07/26/2038 901,290
0.6
1,343,250
(1)
Jersey Mike's Funding
2025-1A A2, 5.610%,
08/16/2055 1,365,626
1.0
534,100
(1)
JGWPT XXIX LLC
2013-2A A, 4.210%,
03/15/2062 508,077
0.4
350,000
(1)(2)
LCM 36 Ltd. 36A A1R,
4.742%, (TSFR3M +
1.070%),
01/15/2034 349,272
0.2
325,085
(1)
Mosaic Solar Loan Trust
2025-1A A, 6.120%,
08/22/2050 321,528
0.2
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
250,000
(1)(2)
Neuberger Berman
Loan Advisers Clo 51
Ltd. 2022-51A AR2,
4.668%, (TSFR3M +
1.000%),
10/23/2036 $ 250,054
0.2
1,000,000
(1)(2)
Ocean Trails Clo
XI 2021-11A C1R,
5.518%, (TSFR3M +
1.850%),
07/20/2034 987,354
0.7
1,500,000
(1)(2)
Octagon 75 Ltd.
2025-1A A1, 4.869%,
(TSFR3M + 1.200%),
01/22/2038 1,500,825
1.0
710,978
(1)(2)
OZLM XV Ltd. 2016-
15A A1R3, 4.718%,
(TSFR3M + 1.050%),
04/20/2033 711,398
0.5
185,304
(1)
Pagaya AI Debt Grantor
Trust 2025-1 B,
5.628%,
07/15/2032 185,689
0.1
1,104,774
(1)
Pagaya AI Debt Grantor
Trust 2025-3 A2,
5.365%,
12/15/2032 1,110,699
0.8
1,549,945
(1)
Pagaya AI Debt Trust
2025-4 B, 5.688%,
01/17/2033 1,557,240
1.1
983,504
(1)
Palmetto Issuer LLC
2025-2A A, 5.980%,
04/30/2061 967,842
0.7
1,250,000
(1)
Planet Fitness Master
Issuer LLC 2025-
1A A2I, 5.274%,
12/06/2055 1,251,319
0.9
525,000
(1)
Progress Residential
Trust 2022-SFR7 D,
5.500%,
10/27/2039 522,529
0.4
81,899
(1)
Reach ABS Trust
2025-1A A, 4.960%,
08/16/2032 82,042
0.1
1,313,000
(1)
Reach ABS Trust
2025-2A B, 5.120%,
08/18/2032 1,315,880
0.9
1,750,000
(1)
Sabal Issuer LLC
2026-1A A1, 6.000%,
05/02/2061 1,756,710
1.2
500,000
(1)
SoFi Consumer Loan
Program Trust 2025-1
C, 5.420%,
02/27/2034 506,420
0.3
566,500
(1)
Sonic Capital LLC
2020-1A A2I, 3.845%,
01/20/2050 561,169
0.4
500,000
(1)(2)
Sound Point CLO XXIX
Ltd. 2021-1A B1R,
5.268%, (TSFR3M +
1.600%),
04/25/2034 495,732
0.3
444,264
(1)
Sunrun Bacchus Issuer
LLC 2025-1A A2A,
6.410%,
04/30/2060 445,916
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Inflation
Protected Bond Plus Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
991,796
(1)
Sunrun Pangea Issuer
LLC 2025-2A A1,
6.150%,
01/30/2054 $ 991,277
0.7
1,500,000
(1)
Taco Bell Funding LLC
2025-1A A2I, 4.821%,
08/25/2055 1,480,265
1.0
706,767
(1)
Textainer Marine
Containers VII Ltd.
2021-2A A, 2.230%,
04/20/2046 667,540
0.5
257,725
(1)
Textainer Marine
Containers VII Ltd.
2024-1A A, 5.250%,
08/20/2049 256,914
0.2
532,443
(1)
Wendy's Funding LLC
2021-1A A2II, 2.775%,
06/15/2051 471,079
0.3
1,050,000
(1)(2)
Wind River CLO Ltd.
2016-1KRA A2R3,
4.972%, (TSFR3M +
1.300%),
10/15/2034 1,048,103
0.7
1,910,000
(1)
Zaxbys Funding LLC
2021-1A A2, 3.238%,
07/30/2051 1,814,195
1.3
34,061,701
23.8
Student Loan Asset-Backed Securities : 3.0%
84,145
(1)
College Ave Student
Loans LLC 2021-B A2,
1.760%,
06/25/2052 76,570
0.1
134,245
(1)
Navient Private
Education Refi Loan
Trust 2021-DA C,
3.480%,
04/15/2060 125,288
0.1
52,070
(1)
Navient Student Loan
Trust 2019-BA A2A,
3.390%,
12/15/2059 51,313
0.0
562,405
(1)
Nelnet Student Loan
Trust 2025-DA A1A,
4.650%,
08/20/2054 555,921
0.4
184,564
(1)
SMB Private Education
Loan Trust 2021-
D A1A, 1.340%,
03/17/2053 174,873
0.1
700,000
(1)
SMB Private Education
Loan Trust 2023-A B,
5.880%,
01/15/2053 709,894
0.5
218,286
(1)
SMB Private Education
Loan Trust 2023-
B A1A, 4.990%,
10/16/2056 218,926
0.2
1,470,550
(1)
SMB Private Education
Loan Trust 2025-
A A1A, 5.130%,
04/15/2054 1,482,505
1.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities:
(continued)
1,035,815
(1)
SoFi Professional
Loan Program Trust
2021-B AFX, 1.140%,
02/15/2047 $ 930,054
0.6
4,325,344
3.0
Total Asset-Backed
Securities
(Cost $39,566,867)
39,677,894
27.7
COMMERCIAL MORTGAGE-BACKED SECURITIES : 20.3%
750,000
(1)(2)
Arbor Realty
Commercial Real Estate
Notes LLC 2025-FL1
A, 5.029%, (TSFR1M +
1.354%),
01/20/2043 748,973
0.5
47,455
(1)(2)
AREIT Ltd. 2024-CRE9
A, 5.359%, (TSFR1M +
1.686%),
05/17/2041 47,459
0.0
90,000
(1)(2)
BAMLL Trust 2024-
BHP A, 6.023%,
(TSFR1M + 2.350%),
08/15/2039 90,171
0.1
1,500,000
(1)(2)
BAMLL Trust 2025-
ASHF A, 5.523%,
(TSFR1M + 1.850%),
02/15/2042 1,495,852
1.1
366,000  BANK 2019-BN23 A3,
2.920%,
12/15/2052 345,221
0.2
280,000
(2)
BANK 2022-BNK42
A5, 4.493%,
06/15/2055 272,793
0.2
300,000  Barclays Commercial
Mortgage Trust
2019-C3 B, 4.096%,
05/15/2052 279,494
0.2
280,000  Barclays Commercial
Mortgage Trust
2019-C4 B, 3.322%,
08/15/2052 246,037
0.2
1,000,000
(1)(2)
BAY Mortgage Trust
2025-LIVN A, 5.473%,
(TSFR1M + 1.800%),
05/15/2035 996,456
0.7
1,000,000
(2)
Benchmark Mortgage
Trust 2025-V14 B,
6.390%,
04/15/2057 1,035,194
0.7
1,000,000  Benchmark Mortgage
Trust 2025-V17 A3,
5.075%,
09/15/2058 1,013,498
0.7
91,061
(1)(2)
BX Commercial
Mortgage Trust 2024-
AIRC A, 5.364%,
(TSFR1M + 1.691%),
08/15/2041 91,263
0.1
700,774
(1)(2)
BX Commercial
Mortgage Trust 2024-
KING A, 5.214%,
(TSFR1M + 1.541%),
05/15/2034 701,547
0.5

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Inflation
Protected Bond Plus Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
152,392
(1)(2)
BX Commercial
Mortgage Trust 2024-
MDHS A, 5.314%,
(TSFR1M + 1.641%),
05/15/2041 $ 152,571
0.1
1,000,000
(1)(2)
BX Commercial
Mortgage Trust 2024-
SLCT A, 4.996%,
(TSFR1M + 1.323%),
01/15/2042 997,482
0.7
750,000
(1)(2)
BX Trust 2025-DIME
A, 4.823%, (TSFR1M +
1.150%),
02/15/2035 746,959
0.5
600,000
(1)(2)
BX Trust 2025-GW A,
5.273%, (TSFR1M +
1.600%),
07/15/2042 601,098
0.4
976,016
(1)(2)
BX Trust 2025-ROIC
B, 5.066%, (TSFR1M +
1.393%),
03/15/2030 969,475
0.7
1,000,000
(1)(2)
BX Trust 2025-VOLT
B, 5.773%, (TSFR1M +
2.100%),
12/15/2044 994,786
0.7
500,000  CD Mortgage Trust
2017-CD6 A5, 3.456%,
11/13/2050 492,527
0.3
1,000,000
(1)(2)
Extended Stay America
Trust 2025-ESH A,
4.973%, (TSFR1M +
1.300%),
10/15/2042 1,001,313
0.7
495,340
(1)(2)
Extended Stay America
Trust 2026-ESH2 C,
5.273%, (TSFR1M +
1.600%),
02/15/2043 496,940
0.4
750,000
(1)(2)
FS Rialto Issuer LLC
2025-FL10 A, 5.062%,
(TSFR1M + 1.385%),
08/19/2042 750,019
0.5
750,000
(1)(2)
FS Trust 2026-HULA
A, 5.128%, (TSFR1M +
1.450%),
03/15/2041 750,953
0.5
100,000
(1)(2)
GWT 2024-WLF2 A,
5.364%, (TSFR1M +
1.691%),
05/15/2041 100,120
0.1
1,000,000
(1)(2)
Hawaii Hotel Trust
2025-MAUI A, 5.065%,
(TSFR1M + 1.393%),
03/15/2042 1,000,627
0.7
1,000,000
(1)(2)
INTOWN Mortgage
Trust 2025-STAY C,
5.923%, (TSFR1M +
2.250%),
03/15/2042 1,000,111
0.7
560,625
(1)(2)
KRE Commercial
Mortgage Trust 2025-
AIP4 B, 5.273%,
(TSFR1M + 1.600%),
03/15/2042 558,681
0.4
1,000,000
(1)(2)
KSL Commercial
Mortgage Trust
2025-MH A, 5.266%,
(TSFR1M + 1.594%),
12/15/2042 998,897
0.7
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
307,690
(1)(2)
MF1 Ltd. 2021-FL7 A,
4.874%, (TSFR1M +
1.194%),
10/16/2036 $ 307,517
0.2
750,000
(1)(2)
MHP Commercial
Mortgage Trust 2025-
MHIL2 A, 5.173%,
(TSFR1M + 1.500%),
09/15/2040 747,869
0.5
215,000
(1)(2)
MTN Commercial
Mortgage Trust 2022-
LPFL A, 5.077%,
(TSFR1M + 1.397%),
03/15/2039 214,938
0.2
750,000
(1)(2)
PRM5 Trust 2025-
PRM5 A, 4.173%,
03/10/2033 745,739
0.5
1,000,000
(1)(2)
SCG Commercial
Mortgage Trust 2025-
DLFN B, 5.173%,
(TSFR1M + 1.500%),
03/15/2035 998,890
0.7
1,000,000
(1)(2)
SDAL Trust 2025-DAL
A, 6.114%, (TSFR1M +
2.441%),
04/15/2042 1,004,312
0.7
750,000
(1)(2)
SREIT Trust 2021-
MFP2 B, 4.959%,
(TSFR1M + 1.286%),
11/15/2036 749,690
0.5
750,000
(1)(2)
SWCH Commercial
Mortgage Trust 2025-
DATA A, 5.115%,
(TSFR1M + 1.443%),
02/15/2042 741,786
0.5
650,000  UBS Commercial
Mortgage Trust 2017-
C4 A4, 3.563%,
10/15/2050 638,209
0.5
700,000  Wells Fargo
Commercial Mortgage
Trust 2017-C39 A5,
3.418%,
09/15/2050 688,999
0.5
1,000,000  Wells Fargo
Commercial Mortgage
Trust 2025-5C4 A3,
5.673%,
05/15/2058 1,033,485
0.7
1,000,000
(1)(2)
Wells Fargo
Commercial Mortgage
Trust 2025-DWHP A,
6.014%, (TSFR1M +
2.341%),
04/15/2038 1,005,408
0.7
1,200,000
(1)(2)
Wells Fargo
Commercial Mortgage
Trust 2025-VTT B,
5.126%,
03/15/2038 1,202,677
0.8
Total Commercial
Mortgage-Backed
Securities
(Cost $29,152,078)
29,056,036
20.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Inflation
Protected Bond Plus Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 17.7%
Basic Materials : 0.7%
185,000  Celanese US Holdings
LLC, 6.850%,
11/15/2028 $ 192,499
0.1
139,000
(1)
Chemours Co., 5.750%,
11/15/2028 137,737
0.1
185,000
(1)
Cleveland-Cliffs, Inc.,
6.875%,
11/01/2029 185,108
0.1
65,000
(1)
Glencore Funding LLC,
3.875%,
10/27/2027 64,407
0.1
271,000
(1)
Glencore Funding LLC,
5.371%,
04/04/2029 276,713
0.2
43,000
(1)
Glencore Funding LLC,
6.125%,
10/06/2028 44,511
0.0
63,000
(1)
Glencore Funding LLC,
6.375%,
10/06/2030 66,860
0.1
967,835
0.7
Communications : 1.6%
433,000  AT&T, Inc., 2.250%,
02/01/2032 378,421
0.3
175,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.000%,
02/01/2028 173,669
0.1
175,000
(1)
Directv Financing LLC
/ Directv Financing Co-
Obligor, Inc., 5.875%,
08/15/2027 174,923
0.1
185,000
(1)
Match Group Holdings
II LLC, 5.000%,
12/15/2027 184,349
0.1
185,000
(1)
McGraw-Hill Education,
Inc., 5.750%,
08/01/2028 183,061
0.1
185,000
(1)
Nexstar Media, Inc.,
5.625%,
07/15/2027 185,081
0.1
185,000
(1)
Outfront Media Capital
LLC / Outfront Media
Capital Corp., 5.000%,
08/15/2027 184,682
0.1
141,000
(1)
Sirius XM Radio, Inc.,
5.000%,
08/01/2027 140,888
0.1
206,000  T-Mobile USA, Inc.,
4.800%,
07/15/2028 208,005
0.2
75,000  Verizon
Communications, Inc.,
1.750%,
01/20/2031 65,778
0.1
272,000  Verizon
Communications, Inc.,
2.355%,
03/15/2032 237,515
0.2
214,000  Verizon
Communications, Inc.,
4.780%,
02/15/2035 207,204
0.1
2,323,576
1.6
Consumer, Cyclical : 1.2%
185,000  Advance Auto
Parts, Inc., 1.750%,
10/01/2027 174,236
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
185,000
(1)
American Airlines, Inc./
AAdvantage Loyalty
IP Ltd., 5.750%,
04/20/2029 $ 184,106
0.1
185,000
(1)
Cinemark USA, Inc.,
5.250%,
07/15/2028 183,550
0.1
253,000  Lowe's Cos., Inc.,
1.700%,
09/15/2028 237,831
0.2
91,000  Lowe's Cos., Inc.,
1.700%,
10/15/2030 80,216
0.1
185,000  MGM Resorts
International, 4.750%,
10/15/2028 181,636
0.1
185,000  Newell Brands, Inc.,
6.375%,
09/15/2027 186,483
0.1
240,000  O'Reilly Automotive,
Inc., 3.600%,
09/01/2027 237,624
0.2
185,000
(1)
Tenneco, Inc., 8.000%,
11/17/2028 184,455
0.1
80,000  Toyota Motor Credit
Corp., 4.550%,
08/09/2029 80,500
0.1
1,730,637
1.2
Consumer, Non-cyclical : 2.1%
185,000
(1)
Acadia Healthcare
Co., Inc., 5.500%,
07/01/2028 184,333
0.1
110,000  Altria Group, Inc.,
4.800%,
02/14/2029 110,918
0.1
160,000  Altria Group, Inc.,
6.200%,
11/01/2028 166,940
0.1
175,000
(1)
Avis Budget Car Rental
LLC / Avis Budget
Finance, Inc., 4.750%,
04/01/2028 170,873
0.1
463,000  BAT International
Finance PLC, 4.448%,
03/16/2028 463,347
0.3
84,000  Becton Dickinson & Co.,
4.693%,
02/13/2028 84,438
0.1
225,000  CommonSpirit Health,
2.782%,
10/01/2030 207,024
0.2
295,000  CVS Health Corp.,
1.750%,
08/21/2030 260,295
0.2
212,000  CVS Health Corp.,
5.000%,
01/30/2029 214,799
0.2
185,000
(1)
Darling Ingredients, Inc.,
5.250%,
04/15/2027 185,149
0.1
59,000  Global Payments, Inc.,
4.950%,
08/15/2027 59,128
0.0
97,000  HCA, Inc., 3.500%,
09/01/2030 92,145
0.1
300,000  HCA, Inc., 5.200%,
06/01/2028 304,553
0.2
139,000  HCA, Inc., 5.450%,
04/01/2031 142,505
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Inflation
Protected Bond Plus Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
185,000
(1)
Primo Water Holdings,
Inc. / Triton Water
Holdings, Inc., 4.375%,
04/30/2029 $ 179,890
0.1
185,000
(1)
Williams Scotsman
International, Inc.,
4.625%,
08/15/2028 182,121
0.1
3,008,458
2.1
Energy : 2.1%
82,000
(3)
APA Corp., 4.250%,
01/15/2030 80,730
0.1
115,000  Cheniere Energy
Partners L.P., 4.000%,
03/01/2031 110,458
0.1
162,000  Cheniere Energy
Partners L.P., 5.950%,
06/30/2033 169,882
0.1
24,000  Devon Energy Corp.,
5.250%,
10/15/2027 24,010
0.0
503,000  Diamondback
Energy, Inc., 3.125%,
03/24/2031 466,561
0.3
243,000  Diamondback
Energy, Inc., 3.500%,
12/01/2029 234,542
0.2
37,000  Energy Transfer L.P.,
4.950%,
05/15/2028 37,336
0.0
194,000
(1)
EQT Corp., 3.625%,
05/15/2031 181,164
0.1
235,000  EQT Corp., 5.700%,
04/01/2028 240,525
0.2
18,000  EQT Corp., 7.000%,
02/01/2030 19,264
0.0
154,000  Kinder Morgan, Inc.,
5.000%,
02/01/2029 156,347
0.1
106,000
(1)
NGPL PipeCo LLC,
3.250%,
07/15/2031 97,510
0.1
239,000  Sabine Pass
Liquefaction LLC,
4.200%,
03/15/2028 238,099
0.2
60,000  South Bow USA
Infrastructure Holdings
LLC, 4.911%,
09/01/2027 60,267
0.1
185,000
(1)
Sunoco L.P., 7.000%,
05/01/2029 190,107
0.1
29,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.000%,
01/15/2032 27,496
0.0
153,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.875%,
02/01/2031 152,818
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
222,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 5.000%,
01/15/2028 $ 221,968
0.2
34,000
(1)
Texas Eastern
Transmission L.P.,
3.500%,
01/15/2028 33,441
0.0
24,000  Transcontinental Gas
Pipe Line Co. LLC,
4.000%,
03/15/2028 23,838
0.0
185,000
(1)
Venture Global
LNG, Inc., 8.125%,
06/01/2028 189,295
0.1
2,955,658
2.1
Financial : 6.8%
185,000
(1)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 4.250%,
10/15/2027 181,449
0.1
60,000
(2)
American Express Co.,
5.043%,
07/26/2028 60,527
0.0
33,000  American Tower Corp.,
2.300%,
09/15/2031 29,069
0.0
219,000  American Tower Corp.,
3.800%,
08/15/2029 213,806
0.2
23,000  American Tower Corp.,
4.050%,
03/15/2032 22,047
0.0
110,000  American Tower Corp.,
5.200%,
02/15/2029 111,906
0.1
18,000  American Tower Corp.,
5.800%,
11/15/2028 18,566
0.0
90,000
(2)
Associated Banc-Corp.,
6.455%,
08/29/2030 92,140
0.1
214,000
(2)
Bank of America Corp.,
3.419%,
12/20/2028 210,303
0.2
97,000
(2)
Bank of America Corp.,
3.705%,
04/24/2028 96,284
0.1
239,000
(2)
Bank of America
Corp., GMTN, 3.593%,
07/21/2028 236,491
0.2
185,000
(2)
Bank of America
Corp., MTN, 2.972%,
02/04/2033 167,514
0.1
36,000
(2)
Citigroup, Inc., 2.520%,
11/03/2032 31,763
0.0
64,000
(2)
Citigroup, Inc., 2.561%,
05/01/2032 57,274
0.0
120,000
(2)
Citigroup, Inc., 3.980%,
03/20/2030 118,092
0.1
29,000  Crown Castle, Inc.,
2.100%,
04/01/2031 25,274
0.0
112,000  Crown Castle, Inc.,
2.250%,
01/15/2031 98,959
0.1
37,000  Crown Castle, Inc.,
2.500%,
07/15/2031 32,611
0.0
91,000  Crown Castle, Inc.,
3.650%,
09/01/2027 89,939
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Inflation
Protected Bond Plus Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
221,000  Equinix, Inc., 2.000%,
05/15/2028 $ 210,557
0.2
100,000  Equinix, Inc., 2.150%,
07/15/2030 89,907
0.1
36,000  Equinix, Inc., 2.500%,
05/15/2031 32,147
0.0
72,000  Equinix, Inc., 3.200%,
11/18/2029 68,570
0.1
234,000
(3)
GLP Capital L.P. /
GLP Financing II, Inc.,
5.300%,
01/15/2029 236,737
0.2
264,000
(2)
Goldman Sachs
Group, Inc., 2.650%,
10/21/2032 234,455
0.2
170,000
(2)
Goldman Sachs
Group, Inc., 4.516%,
01/21/2032 167,459
0.1
65,000
(2)
Goldman Sachs
Group, Inc., 4.692%,
10/23/2030 65,064
0.0
225,000
(2)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 232,172
0.2
91,000
(2)
Goldman Sachs
Group, Inc., 6.484%,
10/24/2029 95,213
0.1
185,000
(1)
Iron Mountain, Inc.,
4.875%,
09/15/2027 184,768
0.1
397,000
(2)
JPMorgan Chase & Co.,
1.953%,
02/04/2032 349,666
0.2
312,000
(2)
JPMorgan Chase & Co.,
2.069%,
06/01/2029 296,915
0.2
51,000
(2)
JPMorgan Chase & Co.,
2.522%,
04/22/2031 47,142
0.0
90,000
(2)
JPMorgan Chase & Co.,
4.505%,
10/22/2028 90,005
0.1
115,000
(2)
JPMorgan Chase & Co.,
4.979%,
07/22/2028 115,798
0.1
279,000
(2)
JPMorgan Chase & Co.,
4.995%,
07/22/2030 283,126
0.2
171,000
(2)
JPMorgan Chase & Co.,
5.012%,
01/23/2030 173,417
0.1
164,000
(2)
JPMorgan Chase & Co.,
5.571%,
04/22/2028 166,034
0.1
69,000
(2)
JPMorgan Chase & Co.,
5.581%,
04/22/2030 71,126
0.1
294,000
(2)
JPMorgan Chase & Co.,
6.087%,
10/23/2029 305,535
0.2
341,000
(2)
Morgan Stanley,
2.943%,
01/21/2033 306,718
0.2
233,000
(2)
Morgan Stanley,
5.042%,
07/19/2030 235,741
0.2
70,000
(2)
Morgan Stanley,
5.173%,
01/16/2030 70,996
0.1
90,000
(2)
Morgan Stanley,
5.192%,
04/17/2031 91,362
0.1
266,000
(2)
Morgan Stanley,
5.449%,
07/20/2029 270,782
0.2
197,000
(2)
Morgan Stanley,
5.656%,
04/18/2030 202,689
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
9,000
(2)
Morgan Stanley,
5.664%,
04/17/2036 $ 9,222
0.0
60,000
(2)
Morgan Stanley, GMTN,
2.239%,
07/21/2032 52,550
0.0
123,000
(2)
Morgan Stanley, GMTN,
2.699%,
01/22/2031 114,239
0.1
55,000
(2)
Morgan Stanley, MTN,
1.794%,
02/13/2032 47,640
0.0
52,000
(2)
Morgan Stanley, MTN,
2.511%,
10/20/2032 45,931
0.0
230,000
(2)
Morgan Stanley, MTN,
5.164%,
04/20/2029 232,686
0.2
120,000
(2)
Morgan Stanley I,
4.133%,
10/18/2029 118,632
0.1
245,000
(2)
Morgan Stanley I,
4.356%,
10/22/2031 240,154
0.2
185,000  Navient Corp., 5.000%,
03/15/2027 180,981
0.1
185,000  OneMain Finance
Corp., 3.875%,
09/15/2028 175,952
0.1
185,000
(1)
Park Intermediate
Holdings LLC / PK
Domestic Property LLC
/ PK Finance Co-Issuer,
5.875%,
10/01/2028 184,314
0.1
185,000
(1)
PennyMac Financial
Services, Inc., 4.250%,
02/15/2029 175,456
0.1
185,000
(1)
PRA Group, Inc.,
8.375%,
02/01/2028 186,413
0.1
590,000  VICI Properties L.P.,
4.750%,
02/15/2028 590,756
0.4
194,000
(1)
VICI Properties L.P.
/ VICI Note Co., Inc.,
3.875%,
02/15/2029 188,591
0.1
180,000
(1)
VICI Properties L.P.
/ VICI Note Co., Inc.,
4.125%,
08/15/2030 172,437
0.1
181,000
(1)
VICI Properties L.P.
/ VICI Note Co., Inc.,
4.625%,
12/01/2029 178,002
0.1
197,000
(2)
Wells Fargo & Co.,
MTN, 5.574%,
07/25/2029 201,547
0.1
9,683,618
6.8
Industrial : 1.2%
13,000  Berry Global, Inc.,
5.500%,
04/15/2028 13,263
0.0
85,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 84,201
0.1
185,000
(1)
Clydesdale Acquisition
Holdings, Inc., 6.625%,
04/15/2029 181,832
0.1
185,000
(1)
Energizer Holdings,
Inc., 4.375%,
03/31/2029 176,157
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Inflation
Protected Bond Plus Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
185,000
(1)
Imola Merger Corp.,
4.750%,
05/15/2029 $ 179,931
0.1
276,000  L3Harris Technologies,
Inc., 5.050%,
06/01/2029 280,876
0.2
9,000  L3Harris Technologies,
Inc., 5.250%,
06/01/2031 9,212
0.0
212,000  RTX Corp., 5.750%,
01/15/2029 219,971
0.2
185,000
(1)
Smyrna Ready Mix
Concrete LLC, 6.000%,
11/01/2028 183,720
0.1
185,000
(1)
Standard Industries,
Inc., 4.750%,
01/15/2028 183,011
0.1
185,000
(1)
TransDigm, Inc.,
6.375%,
03/01/2029 188,684
0.2
1,700,858
1.2
Technology : 1.0%
90,000  Broadcom, Inc.,
5.050%,
07/12/2029 91,877
0.1
65,000  Broadcom, Inc.,
5.150%,
11/15/2031 66,696
0.0
185,000
(1)
Cloud Software
Group, Inc., 6.500%,
03/31/2029 180,663
0.1
361,000  Fiserv, Inc., 5.450%,
03/02/2028 366,301
0.3
200,000
(1)
Foundry JV Holdco
LLC, 6.150%,
01/25/2032 208,946
0.1
101,000
(1)
Gartner, Inc., 3.625%,
06/15/2029 95,047
0.1
288,000
(1)
Gartner, Inc., 4.500%,
07/01/2028 283,240
0.2
9,000  Hewlett Packard
Enterprise Co., 5.250%,
07/01/2028 9,137
0.0
185,000  International Business
Machines Corp.,
4.150%,
07/27/2027 184,714
0.1
30,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
2.500%,
05/11/2031 26,985
0.0
1,513,606
1.0
Utilities : 1.0%
73,000  CenterPoint Energy
Resources Corp.,
5.250%,
03/01/2028 74,301
0.1
64,000  Duke Energy Carolinas
LLC, 2.450%,
02/01/2030 59,549
0.0
117,000  Duke Energy Carolinas
LLC, 4.950%,
01/15/2033 118,827
0.1
241,000  Duke Energy Corp.,
3.150%,
08/15/2027 237,466
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
164,000  Duke Energy Florida
LLC, 1.750%,
06/15/2030 $ 146,821
0.1
38,000  Duke Energy Ohio, Inc.,
3.650%,
02/01/2029 37,348
0.0
60,000  Duke Energy Progress
LLC, 5.250%,
03/15/2033 61,792
0.0
37,000  Georgia Power Co.,
4.950%,
05/17/2033 37,312
0.0
233,000  National Rural Utilities
Cooperative Finance
Corp., 2.750%,
04/15/2032 209,018
0.2
75,000  NiSource, Inc., 1.700%,
02/15/2031 65,214
0.0
65,000  NiSource, Inc., 5.200%,
07/01/2029 66,309
0.1
185,000
(1)
NRG Energy, Inc.,
3.375%,
02/15/2029 175,473
0.1
68,000
(1)
NRG Energy, Inc.,
4.450%,
06/15/2029 67,254
0.1
65,000  Piedmont Natural Gas
Co., Inc., 3.500%,
06/01/2029 63,206
0.0
1,419,890
1.0
Total Corporate Bonds/
Notes
(Cost $25,108,434)
25,304,136
17.7
COLLATERALIZED MORTGAGE OBLIGATIONS : 15.0%
203,485
(1)(2)
BRAVO Residential
Funding Trust 2023-
NQM3 A1, 4.850%,
09/25/2062 203,326
0.1
492,956
(1)(2)
Chase Mortgage
Finance Corp. 2026-
CINV1 A9B, 5.000%,
01/25/2057 482,839
0.3
400,118
(1)(2)
CSMC Trust 2022-
NQM5 A1, 5.169%,
05/25/2067 399,593
0.3
262,778
(1)(2)
Ellington Financial
Mortgage Trust 2021-3
A1, 1.241%,
09/25/2066 219,861
0.2
500,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R03 2M2,
5.612%, (SOFR30A +
1.950%),
03/25/2044 501,454
0.4
500,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R04 1M2,
5.312%, (SOFR30A +
1.650%),
05/25/2044 499,989
0.3
1,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2025-R02 1B1,
5.612%, (SOFR30A +
1.950%),
02/25/2045 1,002,151
0.7

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Inflation
Protected Bond Plus Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
500,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2026-R02 1M2,
5.162%, (SOFR30A +
1.500%),
02/25/2046 $ 503,207
0.4
634,594
(2)
Fannie Mae REMIC
Trust 2024-103 FM,
5.162%, (SOFR30A +
1.500%),
01/25/2055 641,033
0.4
876,250
(2)
Fannie Mae REMIC
Trust 2024-88 DF,
4.912%, (SOFR30A +
1.250%),
12/25/2054 881,617
0.6
5,178,100
(2)
Freddie Mac REMIC
Trust 5410 DF,
5.112%, (SOFR30A +
1.450%),
05/25/2054 5,241,389
3.7
1,684,161
(2)
Freddie Mac REMIC
Trust 5460 FH,
4.762%, (SOFR30A +
1.100%),
10/25/2054 1,689,871
1.2
1,695,771
(2)
Freddie Mac REMIC
Trust 5472 FE,
5.012%, (SOFR30A +
1.350%),
11/25/2054 1,709,241
1.2
840,980
(2)
Freddie Mac REMIC
Trust 5475 FG,
4.812%, (SOFR30A +
1.150%),
11/25/2054 844,597
0.6
520,521
(2)
Freddie Mac REMIC
Trust 5483 FD,
4.962%, (SOFR30A +
1.300%),
12/25/2054 523,968
0.4
500,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2025-
HQA1 M2, 5.312%,
(SOFR30A + 1.650%),
02/25/2045 501,097
0.4
720,255
(2)
Ginnie Mae 2025-89
FB, 5.123%, (SOFR30A
+ 1.450%),
05/20/2055 727,291
0.5
1,440,510
(2)
Ginnie Mae 2025-89
FG, 5.073%, (SOFR30A
+ 1.400%),
05/20/2055 1,453,159
1.0
713,087
(1)(2)
J.P. Morgan Mortgage
Trust 2022-INV3 A3B,
3.000%,
09/25/2052 620,662
0.4
112,338
(1)(2)
J.P. Morgan Mortgage
Trust 2023-DSC1 A1,
4.625%,
07/25/2063 109,391
0.1
413,047
(1)(2)
JP Morgan Mortgage
Trust 2025-CCM1 A2,
5.500%,
06/25/2055 411,308
0.3
870,379
(1)(2)
Mello Mortgage Capital
Acceptance 2022-INV2
A3, 3.000%,
04/25/2052 754,830
0.5
235,508
(1)(2)
OBX Trust 2025-
J2 A19, 5.500%,
09/25/2055 233,679
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
193,558
(1)(2)
PMT Loan Trust
2026-J1 A19, 5.500%,
01/25/2057 $ 192,017
0.1
61,208
(1)(2)
PRKCM Trust 2022-
AFC2 A1, 5.335%,
08/25/2057 61,073
0.0
467,887
(1)(2)
Sequoia Mortgage Trust
2025-12 A19, 5.500%,
12/25/2055 464,455
0.3
250,877
(1)(2)
Sequoia Mortgage Trust
2025-9 A28, 6.000%,
10/25/2055 252,790
0.2
321,642
(1)(2)
SG Residential
Mortgage Trust 2021-1
A1, 1.160%,
07/25/2061 271,310
0.2
Total Collateralized
Mortgage Obligations
(Cost $21,436,486)
21,397,198
15.0
U.S. TREASURY OBLIGATIONS : 13.7%
United States Treasury Inflation Indexed Bonds :
3.3%
187,600
0.125
%,
02/15/2051 124,802
0.1
241,700
0.125
%,
02/15/2052 146,783
0.1
187,600
0.250
%,
02/15/2050 134,515
0.1
173,800
0.625
%,
02/15/2043 181,339
0.1
207,800
0.750
%,
02/15/2042 230,690
0.1
264,100
0.750
%,
02/15/2045 262,358
0.2
168,600
0.875
%,
02/15/2047 161,299
0.1
135,800
1.000
%,
02/15/2046 138,412
0.1
105,200
1.000
%,
02/15/2049 96,362
0.1
239,400
1.375
%,
02/15/2044 276,335
0.2
226,500
1.500
%,
02/15/2053 190,185
0.1
155,000
1.750
%,
01/15/2028 244,160
0.2
83,600
2.125
%,
02/15/2040 123,247
0.1
126,700
2.125
%,
02/15/2041 182,265
0.1
243,900
2.125
%,
02/15/2054 228,151
0.1
158,300
2.375
%,
01/15/2027 259,811
0.2
614,800
2.375
%,
10/15/2028 676,081
0.5
251,000
2.375
%,
02/15/2055 240,717
0.2
142,600
2.500
%,
01/15/2029 224,155
0.1
55,000
3.375
%,
04/15/2032 111,241
0.1
120,200
3.625
%,
04/15/2028 254,248
0.2
139,300
3.875
%,
04/15/2029 297,406
0.2
4,784,562
3.3
United States Treasury Inflation Indexed Notes :
9.0%
554,000
0.125
%,
04/15/2027 634,631
0.4
455,400
0.125
%,
01/15/2030 551,186
0.4
499,200
0.125
%,
07/15/2030 603,000
0.4
522,300
0.125
%,
01/15/2031 613,737
0.4
545,100
0.125
%,
07/15/2031 618,253
0.4
613,500
0.125
%,
01/15/2032 662,701
0.5
402,500
0.250
%,
07/15/2029 497,910
0.3
373,600
0.375
%,
01/15/2027 504,063
0.4
439,100
0.500
%,
01/15/2028 574,661
0.4
665,100
0.625
%,
07/15/2032 702,719
0.5
388,300
0.750
%,
07/15/2028 501,805
0.4
336,900
0.875
%,
01/15/2029 430,891
0.3
380,400
1.125
%,
10/15/2030 379,192
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Inflation
Protected Bond Plus Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS: (continued)
United States Treasury Inflation Indexed Notes
(continued)
667,200
1.125
%,
01/15/2033 $ 701,907
0.5
583,000
1.250
%,
04/15/2028 634,825
0.4
671,200
1.375
%,
07/15/2033 702,918
0.5
584,400
1.625
%,
10/15/2027 651,823
0.5
664,100
1.625
%,
10/15/2029 697,540
0.5
702,800
1.625
%,
04/15/2030 725,508
0.5
713,900
1.750
%,
01/15/2034 752,483
0.5
628,800
2.125
%,
04/15/2029 679,020
0.5
12,820,773
9.0
United States Treasury Notes : 1.4%
260,000
3.500
%,
03/15/2029 257,715
0.2
1,630,900
3.875
%,
03/31/2028 1,633,385
1.2
60,000
3.875
%,
03/31/2031 59,810
0.0
1,950,910
1.4
Total U.S. Treasury
Obligations
(Cost $19,776,622)
19,556,245
13.7
Total Long-Term
Investments
(Cost $135,040,487)
134,991,509
94.4
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.9%
Repurchase Agreements : 0.2%
309,000
(4)
Citadel Securities
LLC, Repurchase
Agreement dated
03/31/2026, 3.730%,
due 04/01/2026
(Repurchase Amount
$309,032, collateralized
by various U.S.
Government Securities,
0.000%-5.375%, Market
Value plus accrued
interest $315,213, due
04/15/26-02/15/56)
309,000
0.2
20,434
(4)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2026, 3.660%,
due 04/01/2026
(Repurchase Amount
$20,436, collateralized
by various U.S.
Government Securities,
0.000%-4.750%, Market
Value plus accrued
interest $20,843, due
05/07/26-05/15/55)
20,434
0.0
Total Repurchase
Agreements
(Cost $329,434)
329,434
0.2
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Commercial Paper : 2.4%
480,000  American Honda
Finance Corp.,
4.040
%,
04/16/2026 $ 479,151
0.3
2,000,000
BASF SE,
4.200
%,
06/29/2026 1,979,500
1.4
400,000  Constellation Energy
Generation LLC,
4.600
%,
05/22/2026 397,396
0.3
500,000  General Mills, Inc.,
3.920
%,
04/06/2026 499,678
0.4
Total Commercial Paper
(Cost $3,357,194)
3,355,725
2.4
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.3%
475,000
(5)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.570%
(Cost $475,000) $ 475,000 0.3
Total Short-Term
Investments
(Cost $4,161,628)
4,160,159
2.9
Total Investments in
Securities
(Cost $139,202,115) $ 139,151,668 97.3
Assets in Excess of
Other Liabilities
3,872,397 2.7
Net Assets $ 143,024,065 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Variable rate security. Rate shown is the rate in effect as of March
31, 2026.
(3)
Security, or a portion of the security, is on loan.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of March 31, 2026.
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Inflation
Protected Bond Plus Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Asset-Backed Securities $ — $ 39,677,894 $ — $ 39,677,894
Commercial Mortgage-Backed Securities — 29,056,036 — 29,056,036
Corporate Bonds/Notes — 25,304,136 — 25,304,136
Collateralized Mortgage Obligations — 21,397,198 — 21,397,198
U.S. Treasury Obligations — 19,556,245 — 19,556,245
Short-Term Investments 475,000 3,685,159 — 4,160,159
Total Investments, at fair value $ 475,000 $ 138,676,668 $ — $ 139,151,668
Other Financial Instruments+
Centrally Cleared Credit Default Swaps — 6,348 — 6,348
Centrally Cleared Inflation-Linked Swaps — 456,278 — 456,278
Futures 429,252 — — 429,252
Total Assets $ 904,252 $ 139,139,294 $ — $ 140,043,546
Liabilities Table
Other Financial Instruments+
Futures $ (58,292) $ — $ — $ (58,292)
OTC total return swaps — (1,136,990) — (1,136,990)
Total Liabilities $ (58,292) $ (1,136,990) $ — $ (1,195,282)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2026, the following futures contracts were outstanding for Voya Inflation Protected Bond Plus Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury Ultra Long Bond 7 06/18/26 $ 815,937 $ (30,141)
$ 815,937 $ (30,141)
Short Contracts:
U.S. Treasury 2-Year Note (133) 06/30/26 (27,590,227) 196,998
U.S. Treasury 5-Year Note (178) 06/30/26 (19,255,984) 232,254
U.S. Treasury 10-Year Note (39) 06/18/26 (4,330,828) (20,799)
U.S. Treasury Long Bond (6) 06/18/26 (683,250) (3,669)
U.S. Treasury Ultra 10-Year Note (13) 06/18/26 (1,475,703) (3,683)
$ (53,335,992) $ 401,101
At March 31, 2026, the following centrally cleared credit default swaps were outstanding for Voya Inflation Protected Bond Plus Portfolio:
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection
(1)
Reference Entity/Obligation
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate (%)
(2)
Termination
Date
Notional
Amount
(3)
Fair
Value
(4)
Unrealized
Appreciation/
(Depreciation)
CDX North American High Yield Index, Series
46, Version 1 Sell 5.000 06/20/31 USD 730,000 $ 34,975 $ 6,348
$ 34,975 $ 6,348

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Inflation
Protected Bond Plus Portfolio
(1)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising the referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)
Payments received quarterly.
(3)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
At March 31, 2026, the following centrally cleared inflation-linked swaps were outstanding for Voya Inflation Protected Bond Plus Portfolio:
Pay/Receive
Floating
Rate
Floating Rate
Index
Floating Rate
Index Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date Notional Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.583%
At Termination
Date 12/18/26 USD 22,000,000 $ 185,241 $ 185,241
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.555
At Termination
Date 12/19/26 USD 11,000,000 95,720 95,720
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.767
At Termination
Date 02/19/27 USD 16,000,000 26,262 26,262
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.490
At Termination
Date 12/19/27 USD 16,000,000 149,055 149,055
$ 456,278 $ 456,278
At March 31, 2026, the following OTC total return swaps were outstanding for Voya Inflation Protected Bond Plus Portfolio:
Pay/Receive
Total
Return
(1)
Reference Entity
Reference
Entity
Payment
Frequency
(Pay)/
Receive
Financing
Rate
Floating
Rate
Payment
Frequency Counterparty
Termination
Date
Notional
Amount
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Receive
Bloomberg U.S.
Treasury Inflation-
Linked Bond
Index (Series L)
At
Termination
Date
(Secured
Overnight
Financing
Rate +
0.14%)
At
Termination
Date
Goldman Sachs
International 04/30/26 USD 8,600,000 $ (62,941) $ — $ (62,941)
Receive
Bloomberg U.S.
Treasury Inflation-
Linked Bond
Index (Series L)
At
Termination
Date
(Secured
Overnight
Financing
Rate +
0.17%)
At
Termination
Date
Goldman Sachs
International 05/07/26 USD 19,200,000 (91,356) — (91,356)
Receive
Bloomberg U.S.
Treasury Inflation-
Linked Bond
Index (Series L)
At
Termination
Date
(Secured
Overnight
Financing
Rate +
0.21%)
At
Termination
Date
Goldman Sachs
International 05/14/26 USD 16,500,000 (154,096) — (154,096)
Receive
Bloomberg U.S.
Treasury Inflation-
Linked Bond
Index (Series L)
At
Termination
Date
(Secured
Overnight
Financing
Rate +
0.18%)
At
Termination
Date
Goldman Sachs
International 05/21/26 USD 19,000,000 (239,035) — (239,035)
Receive
Bloomberg U.S.
Treasury Inflation-
Linked Bond
Index (Series L)
At
Termination
Date
(Secured
Overnight
Financing
Rate +
0.18%)
At
Termination
Date
Goldman Sachs
International 06/04/26 USD 54,100,000 (589,562) — (589,562)
$ (1,136,990) $ — $ (1,136,990)
(1)
The Portfolio will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Portfolio has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Portfolio has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.
Currency Abbreviations:
USD
—
United States Dollar

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Inflation
Protected Bond Plus Portfolio
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 854,012
Gross Unrealized Depreciation (904,459)
Net Unrealized Depreciation $ (50,447)